Loans And Leases (Recorded Investment In Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 413,376	$ 353,050
Less: ALLL		(6,970)	(6,925)	$ (6,620)
Loans and leases, net		406,406	346,125
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	[1]	101,975	71,334
Less: ALLL		(1,984)	(1,647)	(1,380)
Single-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		95,578	92,544
Less: ALLL		(912)	(735)	(691)
Multi-Family Mortgage Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		35,665	34,291
Less: ALLL		(660)	(716)	(705)
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		111,866	105,313
Less: ALLL		(2,143)	(2,727)	(2,710)
Construction Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		42,862	25,822
Less: ALLL		(672)	(580)	(561)
Home Equity Lines of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		25,054	23,109
Less: ALLL		(597)	(486)	(474)
Other Financing Receivable [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		376	637
Less: ALLL		(2)	(34)	$ (99)
Commercial Leases [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 6,008	$ 2,874

[1]	Includes $6,008 and $2,874 of commercial leases at December 31, 2017 and December 31, 2016, respectively.